Simplify Interest Rate Hedge ETF

PFIX

Supplement dated April 15, 2025 to the Prospectus dated November 1, 2024

Effective immediately, the following sections of the Simplify Interest Rate Hedge ETF’s (the “Fund”) Prospectus have been amended or restated as shown below.

The second paragraph in the section entitled “Principal Investment Strategies” on page 40 of the Prospectus is replaced in its entirety with the following:

The Adviser expects to allocate assets among derivatives and debt instruments, depending upon market conditions. The Adviser seeks to achieve the interest rate hedging aspect of the Fund’s investment objective by investing in swaptions, interest rate options, and Treasury futures. Consequently, the Fund’s portfolio will be highly sensitive to changes in interest rates. A swaption is an option to enter into a swap contract. The Fund may purchase payer swaptions that give the Fund the option to enter into fixed interest rate swaps upon expiration of the swaption. These instruments have positive price sensitivity to rising interest rates. Opposite to bond prices which typically fall when interest rates rise, it is expected that the Fund will benefit from swaption value increases, providing a hedge against the rising interest rates. Consequently, when viewed from a total return perspective, price gains in these instruments will tend to offset the effect of lower debt prices caused by rising interest rates. These derivatives are selected to protect against rising long-term interest rates on high-quality instruments such as U.S. government securities and high-quality corporate debt. To select a derivative that it believes will produce the most effective hedge against rising interest rates, the Adviser assesses the interaction of maturity, strike price, reference interest rate, the risk-free rate, and volatility on the price of swaptions and interest rate options. While the investment focus of the interest rate related derivatives strategy is on gains from rising rates, to a lesser extent the Adviser’s selection process is also intended to generate gains from option and swaption positions when interest rate volatility increases. Specifically, the Adviser will tend to increase allocations to swaptions and interest rate options when it believes interest rate volatility is poised to increase as these instruments become more valuable in higher volatility environments. The Adviser rebalances derivative exposure after extreme rate movements (for example, 0.50%) or after the passage of time has significantly changed the rate sensitivity of a derivative. As time passes, swaptions and interest rate options become less sensitive to movements in the reference swap rate or interest rate. The Adviser does not take speculative positions based on its forecast for interest rates. The Fund limits net economic exposure at the time of investment to any one over-the-counter counterparty to 25% of Fund net assets.

The following is added as a new fifth paragraph in the section entitled “Principal Investment Strategies” on page 41 of the Prospectus:

When using various derivatives, the Fund may be required to post collateral to assure its performance. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

“Swaptions Risk” in the section entitled “Principal Investment Risks” on page 41 of the Prospectus is amended to add the following as the last sentence:

These swaptions are highly sensitive to changes in interest rates.

“Active Management Risk” in the section entitled “Principal Investment Risks” on page 41 of the Prospectus is amended to add the following as the last sentence:

The Adviser’s strategy is highly sensitive to changes in interest rates.

“Option Risk” in the section entitled “Principal Investment Risks” on page 43 of the Prospectus is amended to add the following as the last sentence:

The type of options the Fund may use are highly sensitive to changes in interest rates.

In the section entitled “Principal Investment Strategies” beginning on page 132 of the Prospectus, under the heading Simplify Interest Rate Hedge ETF on page 140, the second paragraph is replaced in its entirety with the following:

The Adviser seeks to achieve the interest rate hedging aspect of the Fund’s investment objective by investing in swaptions, interest rate options, and Treasury futures. Consequently, the Fund’s portfolio will be highly sensitive to changes in interest rates. A swaption is an option to enter into a swap contract. The Fund may purchase payer swaptions that give the Fund the option to enter into fixed interest rate swaps upon expiration of the swaption. These instruments have positive price sensitivity to rising interest rates. Opposite to bond prices which typically fall when interest rates rise, it is expected that the Fund will benefit from swaption value increases, providing a hedge against the rising interest rates. Consequently, when viewed from a total return perspective, price gains in these instruments will tend to offset the effect of lower debt prices caused by rising interest rates. These derivatives are selected to protect against rising long-term interest rates on high-quality instruments such as U.S. government securities and high-quality corporate debt. To select a derivative that it believes will produce the most effective hedge against rising interest rates, the Adviser assesses the interaction of maturity, strike price, reference interest rate, the risk-free rate, and volatility on the price of swaptions and interest rate options. While the investment focus of the interest rate related derivatives strategy is on gains from rising rates, to a lesser extent the Adviser’s selection process is also intended to generate gains from option and swaption positions when interest rate volatility increases. Specifically, the Adviser will tend to increase allocations to swaptions and interest rate options when it believes interest rate volatility is poised to increase as these instruments become more valuable in higher volatility environments. The Adviser rebalances derivative exposure after extreme rate movements (for example, 0.50%) or after the passage of time has significantly changed the rate sensitivity of a derivative. As time passes, swaptions and interest rate options become less sensitive to movements in the reference swap rate or interest rate. The Adviser does not take speculative positions based on its forecast for interest rates. The Fund limits net economic exposure at the time of investment to any one over-the-counter counterparty to 25% of Fund net assets.

Under the same heading as noted above, the following is added as a new fifth paragraph:

When using various derivatives, the Fund may be required to post collateral to assure its performance. The Fund will hold cash and cash-like instruments or high-quality short term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) fixed income ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security rated investment grade if it believes it has a similar low risk of default.

In the section entitled “Principal Investment Risks” beginning on page 156 of the Prospectus, “Active Management Risk” on page 175 is amended to add the following as the last sentence:

Depending on a Fund’s particular investment strategy, the adviser’s strategy may be highly sensitive to changes in interest rates.

In the same section, “Options Risk” on page 184 of the Prospectus is amended to add the following as the last sentence to the first paragraph:

Certain types of options are highly sensitive to changes in interest rates.

In the same section, “Swaptions Risk” on page 187 of the Prospectus is amended to add the following as the last sentence:

Certain types of swaptions are highly sensitive to changes in interest rates.

This Supplement dated April 15, 2025, provides relevant information for all shareholders and should be retained for future reference. The Fund's Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.